Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2013
Basis of preparation [Policy Text Block]
Basis of preparation

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States ("US GAAP"), are expressed in Canadian dollars and reflect the following significant accounting policies:

Principles of consolidation [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the assets, liabilities and results of operations, after the elimination of intercompany transactions and balances, of the Company and its subsidiaries, all of which are wholly-owned.

Estimates by management [Policy Text Block]

Estimates by management

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting year. Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used. The Company evaluates its estimates and assumptions on a regular basis. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates and assumptions used in preparation of the Company’s financial statements.

The Company uses estimates to calculate depreciation and accretion expense, to assess impairments of long-lived assets, to estimate asset retirement obligations, to estimate fair market value of investments, to calculate the fair value of warrants and stock options, and to estimate current tax expense.

Measurement uncertainty [Policy Text Block]

Measurement uncertainty

Numerous assumptions and judgments are required in the fair value calculation of the asset retirement obligation including the ultimate settlement amounts, inflation factors, credit adjusted discount rates, and timing of settlement. To the extent future revisions to these assumptions impact the fair value of any existing asset retirement obligation (“ARO”) liability, a corresponding adjustment is made to the oil and gas property.

Impairment tests are carried out by the Company based upon the technical expertise of its personnel and are subject to measurement uncertainty. The assumptions underlying the impairment tests are subject to change as circumstances dictate and additional information becomes available.

The assumptions used in the determination of the fair value of warrants and stock options issued are based on the use of the Black-Scholes pricing model, which includes estimates of the future volatility of the Company’s stock price, expected lives of the warrants and stock options, expected dividends and risk-free rate.

By their nature, these estimates are subject to measurement uncertainty, and the impact of differences between actual and estimated amounts on the financial statements of future periods could be material.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments held in the form of bankers’ acceptances, money market investments and certificates of deposit with investment terms that are less than three months at the time of acquisition. These investments are stated at fair value, which approximates cost plus accrued interest.

Loans and receivables [Policy Text Block]

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. The Company’s loans and receivables are comprised of cash and trade receivables, which are included in current assets due to their short-term nature. Loans and receivables are initially recognized at the amount expected to be received less, when material, a discount to reduce the loans and receivables to fair value. Subsequently, loans and receivables are measured at amortized cost using the effective interest method less a provision for impairment.

Foreign currency translation [Policy Text Block]

Foreign currency translation

The financial statements of foreign subsidiaries are translated to Canadian ("CAD") dollars in accordance with the provisions of Statement of Financial Accounting Standards ("SFAS") No. 52, "Foreign Currency Translation" (ASC Topic 830.10). The Company’s reporting currency is CAD dollars. Monetary assets and liabilities denominated in foreign currencies are translated into CAD dollars at exchange rates prevailing at the balance sheet date and non-monetary assets and liabilities are translated at rates in effect on the date of the transaction. Revenues and expenses are translated at the average rate of exchange in effect during the year other than depreciation which is translated at historical rates. Exchange gains or losses arising from translation are included in operating expenses.

Property, plant and equipment [Policy Text Block]

Property, plant and equipment

i. Petroleum and natural gas properties

The Company follows the full cost method of accounting whereby all costs related to the acquisition are initially capitalized on a country by country cost centre basis. Costs capitalized include land acquisition costs, geological and geophysical expenditures, lease rentals on undeveloped properties, costs of drilling productive and non-productive wells, together with overhead and interest directly related to exploration and development activities, and lease and well equipment.

Gains or losses are not recognized upon disposition of petroleum and natural gas properties unless such a disposition would alter the rate of depletion and depreciation by more than 20%.

ii. Depletion

Costs capitalized are depleted and amortized on a cost centre basis using the unit-of-production method based on estimated proved petroleum and natural gas reserves before royalties as determined by independent engineers. For purposes of this calculation, petroleum and natural gas reserves before royalties are converted to a common unit of measure on the basis of their relative energy content where one barrel of oil or liquids equals six thousand cubic feet of gas.

In determining its depletion base, the Company includes estimated future capital costs to be incurred in developing proved reserves and excludes the cost of significant unproved properties until it is determined whether proved reserves are attributable to the unproved properties or impairment has occurred. Unproved properties are evaluated separately for impairment based on management’s assessment of future drilling.

During the year there has been no commercial production, and a depletion expense was not recognized.

iii. Ceiling test

Under the full cost method of accounting, a limit is placed on the carrying amount of petroleum and natural gas properties. A ceiling test is performed on a cost centre basis to recognize and measure impairment, if any.

Impairment is recognized if the carrying amount of petroleum and natural gas properties, less the cost of unproved properties not subject to depletion (the “adjusted carrying amount”), exceeds the estimated undiscounted future cash flows from the Company’s proved reserves. The future cash flows are based on forecast prices and costs, as provided by an independent third party. If recognized, the magnitude of the impairment is measured by comparing the adjusted carrying amount to the estimated discounted future cash flows of the Company’s proved plus probable reserves. Any recognized impairment is recorded as additional depletion and amortization expense.

iv. Other assets

Other assets are carried at cost and amortized over the estimated useful lives of the assets at various rates per annum calculated on a declining balance basis.

Asset retirement obligation [Policy Text Block]

Asset retirement obligation

The Company recognizes the fair value of an asset retirement obligation in the year in which a well or related asset is drilled, constructed or acquired and when a reasonable estimate of the fair value can be made. The fair value of the estimated ARO is recorded as a long-term liability, and equals the present value of estimated future cash flows, discounted using a risk-free interest rate adjusted for the Company’s credit standing. The liability accretes until the date of expected settlement of the retirement obligations or the asset is sold and is recorded as an accretion expense. The associated asset retirement costs are capitalized as part of the carrying value of the related assets. The capitalized amount is amortized to earnings on a basis consistent with depreciation and depletion of the underlying assets. Actual restoration expenditures are charged to the accumulated obligation as incurred. Any settlements are charged to income in the year of settlement.

Income taxes [Policy Text Block]

Income taxes

Income taxes are accounted for using the liability method of income tax allocation. Under the liability method, future income tax assets and liabilities are recorded to recognize future income tax inflows and outflows arising from the settlement or recovery of assets and liabilities at their carrying values. Future income tax assets are also recognized for the benefits from tax losses and deductions that cannot be identified with particular assets or liabilities, provided those benefits are more likely than not to be realized. Future income tax assets and liabilities are determined based on the substantively enacted tax laws and rates that are anticipated to apply in the year of realization.

The Company evaluates such tax reporting methods on a periodic basis to determine if any uncertain tax positions exist that would require the establishment of a loss contingency. A loss contingency would be recognized if it were probable that a liability had been incurred as of the date of the financial statements and the amount of the loss could be reasonably estimated.

Amounts recognized are subject to estimate and judgment regarding the likely outcome of each uncertain tax position. The amount that is ultimately incurred for an individual tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized. The Company has determined that no significant uncertain tax positions exist as of September 30, 2013 and September 30, 2012 as a full valuation allowance has been taken in the year then ended.

Financial instruments [Policy Text Block]

Financial instruments

The fair values of financial instruments, which include cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities approximate their carrying values due to the relatively short maturity of these instruments.

Concentration of risk [Policy Text Block]

Concentration of risk

The Company maintains its cash accounts primarily with one commercial bank in Canada and one commercial bank in the United States. The Company's cash accounts consist of deposits maintained in Canadian and U.S. dollars. Deposits in excess of insured amounts are an area of potential risk in that these entities may be affected by changes in economic and other conditions that could impact the Company's overall risk; to date, the Company has not incurred a loss in relation to this risk area.

Stock based compensation [Policy Text Block]

Stock based compensation

Stock-based compensation cost for options is estimated at the grant date based on the award's fair value as calculated by the Black-Scholes option-pricing model and is recognized as expense over the estimated requisite service period. The Black-Scholes model requires various highly judgmental assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the Black-Scholes model change significantly, stock-based compensation expense for future grants may differ materially from that recorded in the current year.